Derivative financial instruments and risk management (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Designated derivatives | Fair Value Hedges
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives	$ (107)	$ (20)	$ 38
Gains (Losses) on Borrowings	114	36	(43)
Designated derivatives | Fair Value Hedges | Interest rate contracts | Machinery and Power Systems | Other Income (Expense)
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives			(1)
Gains (Losses) on Borrowings			1
Designated derivatives | Fair Value Hedges | Interest rate contracts | Financial Products | Other Income (Expense)
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives	(107)	(20)	39
Gains (Losses) on Borrowings	114	36	(44)
Designated derivatives | Cash Flow Hedges
Derivative Instruments Gain (Loss)
Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	(6)	(77)	(33)
Amount of Gains (Losses) Reclassified from AOCI to Earnings	(66)	(26)	55
Recognized in Earnings (Ineffective Portion)	1	(1)	(2)
Designated derivatives | Cash Flow Hedges | Foreign exchange contracts | Machinery and Power Systems
Derivative Instruments Gain (Loss)
Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	(4)	(78)	(34)
Designated derivatives | Cash Flow Hedges | Foreign exchange contracts | Machinery and Power Systems | Other Income (Expense)
Derivative Instruments Gain (Loss)
Amount of Gains (Losses) Reclassified from AOCI to Earnings	(57)	(30)	70
Recognized in Earnings (Ineffective Portion)	0	0	0
Gains (Losses) reclassified from AOCI to earnings for derivatives dedesignated as related transactions are no longer probable to occur	(3)	(7)
Designated derivatives | Cash Flow Hedges | Interest rate contracts | Machinery and Power Systems
Derivative Instruments Gain (Loss)
Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	0		0
Designated derivatives | Cash Flow Hedges | Interest rate contracts | Machinery and Power Systems | Other Income (Expense)
Derivative Instruments Gain (Loss)
Amount of Gains (Losses) Reclassified from AOCI to Earnings	(3)		(3)
Recognized in Earnings (Ineffective Portion)	0		0
Designated derivatives | Cash Flow Hedges | Interest rate contracts | Financial Products
Derivative Instruments Gain (Loss)
Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	(2)	1	1
Designated derivatives | Cash Flow Hedges | Interest rate contracts | Financial Products | Interest expense of Financial Products
Derivative Instruments Gain (Loss)
Amount of Gains (Losses) Reclassified from AOCI to Earnings	(6)	4	(12)
Recognized in Earnings (Ineffective Portion)	1	(1)	(2)
Undesignated derivatives
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives Not Designated as Hedging Instruments	18	72	(119)
Undesignated derivatives | Foreign exchange contracts | Machinery and Power Systems | Other Income (Expense)
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives Not Designated as Hedging Instruments	17	62	62
Undesignated derivatives | Foreign exchange contracts | Financial Products | Other Income (Expense)
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives Not Designated as Hedging Instruments	8	6	(15)
Undesignated derivatives | Interest rate contracts | Machinery and Power Systems | Other Income (Expense)
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives Not Designated as Hedging Instruments	(1)	2	(149)
Undesignated derivatives | Interest rate contracts | Financial Products | Other Income (Expense)
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives Not Designated as Hedging Instruments	(3)	0	0
Undesignated derivatives | Commodity contracts | Machinery and Power Systems | Other Income (Expense)
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives Not Designated as Hedging Instruments	$ (3)	$ 2	$ (17)